INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 226,005	€ 236,791
Deferred tax liabilities	(254,387)	(110,016)
Net deferred tax (liabilities)/assets	(28,382)	126,775
To be recovered after 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	134,196	93,073
Deferred tax liabilities	(146,463)	(82,429)
To be recovered within 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	91,809	143,718
Deferred tax liabilities	€ (107,924)	€ (27,587)